Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2020
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Changes in liabilities arising from financing activities
22. Changes in liabilities arising from financing activities

	Contingent consideration	Lease liability	Bank loan	Novartis Notes	Warrant liability	Deferred cash consideration	Convertible loan notes – private placement	Other	Total
	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s	£’000s
Carrying value
At January 1, 2019	—	—	19,446	2,038	1,005	2,131	—	34	24,654
Adoption of IFRS 16 (Leases)	—	2,534	—	—	—	—	—	—	2,534
Financing cash flows	—	(2,212)	(1,739)	—	—	—	—	—	(3,951)
Changes in foreign exchange	—	(131)	—	—	—	—	—	—	(131)
Changes in fair values	354	—	—	—	(874)	(477)	—	10	(987)
Interest expense	—	1,314	3,262	20	—	—	—	—	4,596
Gain on modification	—	—	(457)	—	—	—	—	—	(457)
Issuance of equity	—	—	—	(2,058)	—	—	—	—	(2,058)
Acquisition of subsidiary	—	10,689	—	—	—	—	—	—	10,689
Lease term reassessment	—	(290)	—	—	—	—	—	—	(290)

Carrying value at December 31, 2019	354	11,904	20,512	—	131	1,654	—	44	34,599

Settled during the year	(354)	—	(23,412)	—	(127)	—	—	—	(23,893)
Financing cash flows	—	(2,086)	—	2,758	—	—	36,330	18	37,020
Issuance of warrants	—	—	—	—	4,080	—	—		4,080
Interest expense	—	1,085	2,900	438	—	—	1,803	—	6,226
Lease modification	—	(9,547)	—	—	—	—	—	—	(9,547)
Changes in fair values	—	—	—	—	46,691	(129)	63,158	—	109,720
Changes in foreign exchange	—	438	—	—	—	—	—	—	438
Reclassified to equity	—	—	—	—	—	—	(88,345)	—	(88,345)

Carrying value at December 31, 2020	—	1,794	—	3,196	50,775	1,525	12,946	62	70,298